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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: _______

This Amendment: (Check only one:): [ ] is a restatement
                                   [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:    George Kaiser Family Foundation
Address: 7020 South Yale, Suite 220
         Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Robert Thomas
Title: Chief Investment Officer
Phone: (918) 392-1612

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Robert Thomas                           Tulsa, OK         February 8, 2010
-------------------------------------   -----------------   --------------------
             [Signature]                  [City, State]            [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total: $1,566,220
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                             AS OF DECEMBER 31, 2009

       COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                         TITLE                                                               VOTING AUTHORITY
                          OF               VALUE X  SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
    NAME OF ISSUER       CLASS    CUSIP    $1000    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Anadarko Petroleum      Common  032511107  236,428 3,787,700  SH         Sole             3,787,700
Apache                  Common  037411105   10,575   102,500  SH         Sole               102,500
Chesapeake Energy       Common  165167107   46,616 1,801,250  SH         Sole             1,801,250
EOG Resources           Common  26875P101  109,180 1,122,100  SH         Sole             1,122,100
Petroleos Brasileiros   Common  71654V408  192,894 4,045,600  SH         Sole             4,045,600
Range Resources         Common  75281A109   17,572   352,500  SH         Sole               352,500
Unit Corporation        Common  909218109  321,590 7,557,923  SH         Sole             7,557,923
XTO Energy              Common  98385X106  101,769 2,187,175  SH         Sole             2,187,175
Whiting Petroleum Inc   Common  966387102  200,953 2,812,496  SH         Sole             2,812,496
Sandridge               Common  80007P307   25,413 6,670,000  SH Call    Sole             6,670,000
UTS SPDR                Common  78462F103   50,237   450,800  SH         Sole               450,800
General Electric        Common  369604103   21,051 1,375,000  SH         Sole             1,375,000
BOK Financial           Common  05561Q201  231,941 4,880,919  SH         Sole             4,880,919